Summary of Total Assets by Segment (Detail) - USD ($)	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 1,229,766,650		$ 1,311,433,731		$ 796,354,037
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	1,158,358,937	[1]	1,175,887,634	[2]
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	37,895,289	[1]	73,939,002	[2]
Corporate and Other
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 33,512,424		$ 61,607,095

[1]	Included in the assets of the Self Storage and the Managed REIT Platform segments as of September 30, 2020, are approximately $45.3 million and $8.4 million of goodwill, respectively.
[2]	Included in the assets of the Self Storage and the Managed REIT Platform segments are approximately $45.3 million, and $33.1 million of goodwill, respectively.